UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    HM Capital Management, LLC
Address: 8235 Forsyth Blvd.
         Suite 540
         Clayton, MO  63105

13F File Number:  028-11951

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Matthew E. Kopsky
Title:
Phone:     314-746-1770

Signature, Place, and Date of Signing:

  /s/ Matthew E. Kopsky     Clayton, MO     August 14, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    27

Form 13F Information Table Value Total:    $48,606 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALLSTATE CORP                  COM              020002101      419    11928 SH       SOLE                    11928        0        0
APPLE INC                      COM              037833100      552      948 SH       SOLE                      948        0        0
CIGNA CORPORATION              COM              125509109      532    12100 SH       SOLE                    12100        0        0
CISCO SYS INC                  COM              17275R102      507    29537 SH       SOLE                    29537        0        0
EMERSON ELEC CO                COM              291011104      281     6061 SH       SOLE                     6061        0        0
GENERAL ELECTRIC CO            COM              369604103      358    17254 SH       SOLE                    17254        0        0
HERSHEY CO                     COM              427866108      303     4200 SH       SOLE                     4200        0        0
ISHARES TR                     S&P 100 IDX FD   464287101     1899    30393 SH       SOLE                    30393        0        0
ISHARES TR                     S&P 500 INDEX    464287200      417     3047 SH       SOLE                     3047        0        0
ISHARES TR                     MSCI EMERG MKT   464287234      258     6605 SH       SOLE                     6605        0        0
ISHARES TR                     BARCLYS 1-3 YR   464287457      280     3317 SH       SOLE                     3317        0        0
ISHARES TR                     MSCI EAFE INDEX  464287465     1894    37920 SH       SOLE                    37920        0        0
ISHARES TR                     RUSSELL1000VAL   464287598     3630    53222 SH       SOLE                    53222        0        0
ISHARES TR                     RUSSELL1000GRW   464287614     4147    65608 SH       SOLE                    65608        0        0
JPMORGAN CHASE & CO            COM              46625H100      777    21759 SH       SOLE                    21759        0        0
KANSAS CITY SOUTHERN           COM NEW          485170302      278     4000 SH       SOLE                     4000        0        0
MCCORMICK & CO INC             COM NON VTG      579780206      205     3375 SH       SOLE                     3375        0        0
PEPSICO INC                    COM              713448108      241     3404 SH       SOLE                     3404        0        0
PFIZER INC                     COM              717081103      556    24184 SH       SOLE                    24184        0        0
POWERSHARES ETF TR II          S&P500 HGH BET   73937B829      440    23075 SH       SOLE                    23075        0        0
SPDR S&P 500 ETF TR            TR UNIT          78462F103     4990    36669 SH       SOLE                    36669        0        0
TORTOISE ENERGY INFRSTRCTR C   COM              89147L100      311     7800 SH       SOLE                     7800        0        0
UNION PAC CORP                 COM              907818108      435     3645 SH       SOLE                     3645        0        0
US BANCORP DEL                 COM NEW          902973304      372    11554 SH       SOLE                    11554        0        0
VANGUARD INDEX FDS             S&P 500 ETF SH   922908413     8964   143957 SH       SOLE                   143957        0        0
VANGUARD INDEX FDS             TOTAL STK MKT    922908769     3332    47805 SH       SOLE                    47805        0        0
VANGUARD SPECIALIZED PORTFOL   DIV APP ETF      921908844    12228   215718 SH       SOLE                   215718        0        0